Interest Rate Benchmark Reform - Derivatives Directly Affected by IBOR Reform Uncertainties (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
GBP LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	47,421
GBP LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	23,030
USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,746	6,196
USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,746	2,724
Other
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	778
Other | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	720
Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,746	54,395
Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,746	26,474
Cash flow hedges | GBP LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	15,198
Cash flow hedges | GBP LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	10,553
Cash flow hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,586	5,119
Cash flow hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,586	2,562
Cash flow hedges | Other
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Cash flow hedges | Other | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Cash flow hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,586	20,317
Cash flow hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,586	13,115
Fair value hedges | GBP LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	32,223
Fair value hedges | GBP LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	12,477
Fair value hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	160	1,077
Fair value hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	160	162
Fair value hedges | Other
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	778
Fair value hedges | Other | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	720
Fair value hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	160	34,078
Fair value hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	160	13,359